Legal proceedings (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Tax Litigation [Member]
IfrsStatementLineItems [Line Items]
Effects in income statements		$ (1)	$ (2)	$ (5)
Civil Litigation [Member]
IfrsStatementLineItems [Line Items]
Effects in income statements	55	(6)	39	(18)
Labor Litigation [Member]
IfrsStatementLineItems [Line Items]
Effects in income statements	(57)	(45)	(96)	(78)
Environmental Litigation [Member]
IfrsStatementLineItems [Line Items]
Effects in income statements	(31)	(2)	(31)	(3)
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Effects in income statements	$ (33)	$ (54)	$ (90)	$ (104)